NORTHERN MONEY MARKET FUNDS

     o    Money Market Fund

     o    U.S. Government Money Market Fund

     o    U.S. Government Select Money Market Fund

     o    Tax-Exempt Money Market Fund

     o    Municipal Money Market Fund

     o    California Municipal Money Market Fund

Prospectus dated September 20, 1999

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, including possible loss of principal.

Although each of the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The California Municipal Money Market Fund is not available in certain states. Please call 1-800-595-9111 to determine the availability in your state.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                                                             PAGE
==================================================================================================================
RISK/RETURN SUMMARY                                     Introduction                                          4
Information about the objectives, principal             FUNDS
strategies and risk characteristics of each Fund.       o        Money Market Fund                            5
                                                        o        U.S. Government Money Market Fund            6
                                                        o        U.S. Government Select Money Market Fund     7
                                                        o        Tax-Exempt Money Market Fund                 8
                                                        o        Municipal Money Market Fund                  9
                                                        o        California Municipal Money Market Fund      10
                                                        ----------------------------------------------------------
                                                        PRINCIPAL INVESTMENT RISKS                           11

                                                        ----------------------------------------------------------
                                                        FUND PERFORMANCE
                                                        o        Money Market Fund                           14
                                                        o        U.S. Government Money Market Fund           15
                                                        o        U.S. Government Select Money Market Fund    16
                                                        o        Municipal Money Market Fund                 17
                                                        o        California Municipal Money Market Fund      18
                                                        ----------------------------------------------------------
                                                        FUND FEES AND EXPENSES                               19

------------------------------------------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS                                 INVESTMENT ADVISER                                   22
Details that apply to the Funds as a group.
                                                        ----------------------------------------------------------
                                                        ADVISORY FEES                                        22

                                                        ----------------------------------------------------------
                                                        FUND MANAGEMENT AND OTHER SERVICES                   22

------------------------------------------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT                                      PURCHASING AND SELLING SHARES                        23
How to open, maintain and close an account.             o        Purchasing Shares                           23
                                                        o        Opening an Account                          23
                                                        o        Selling Shares                              25

                                                        ----------------------------------------------------------
                                                        ACCOUNT POLICIES AND OTHER INFORMATION               27
                                                        o        Calculating Share Price                     27
                                                        o        Timing of Purchase Requests                 27
                                                        o        Social Security/Tax Identification
                                                                    Number                                   27
                                                        o        In-Kind Purchases and Redemptions           27
                                                        o        Miscellaneous Purchase Information          27
                                                        o        Timing of Redemption and Exchange
                                                                    Requests                                 28
                                                        o        Payment of Redemption Proceeds              28
                                                        o        Miscellaneous Redemption Information        28
                                                        o        Exchange Privileges                         29
                                                        o        Telephone Transactions                      29
                                                        o        Making Changes to Your Account
                                                                    Information                              29
                                                        o        Signature Guarantees                        29
                                                        o        Business Day                                29
                                                        o        Early Closings                              29
                                                        o        Authorized Intermediaries                   30

                                                                                                             PAGE
==================================================================================================================
                                                        o        Service Organizations                       30
                                                        o        Shareholder Reports                         31
                                                        ----------------------------------------------------------
                                                        DIVIDENDS AND DISTRIBUTIONS                          31

                                                        ----------------------------------------------------------
                                                        TAX CONSIDERATIONS                                   31

                                                        ----------------------------------------------------------
                                                        TAX TABLE                                            32

                                                        ----------------------------------------------------------
                                                        YEAR 2000 ISSUES                                     33

------------------------------------------------------------------------------------------------------------------
RISKS, SECURITIES, TECHNIQUES AND FINANCIAL             RISKS, SECURITIES AND TECHNIQUES AND FINANCIAL
INFORMATION                                             INFORMATION
                                                        o        Additional Information on Principal
                                                        Investment Strategies and Related Risks              34

                                                        o        Additional Description of Securities and
                                                        Common Investment Techniques                         35

                                                        ----------------------------------------------------------
                                                        FINANCIAL INFORMATION
                                                        o    Fund Financial Highlights                       41

------------------------------------------------------------------------------------------------------------------
FOR MORE INFORMATION                                    ANNUAL/SEMIANNUAL REPORT                             44
                                                        ----------------------------------------------------------
                                                        STATEMENT OF ADDITIONAL INFORMATION                  44

==================================================================================================================

                                                             RISK/RETURN SUMMARY



INTRODUCTION

NORTHERN FUNDS IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment needs. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

This Prospectus describes Northern Funds' six money market funds (the "Funds"). Northern Funds' twelve fixed income and eleven equity funds are described in a separate Prospectus.

The Funds seek to maintain a stable net asset value of $1.00 per share. Consistent with this policy, each of the Funds:

o    Limits its dollar-weighted average portfolio maturity to 90 days or less;

o Buys securities with remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and

o Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

In addition, each Fund limits its investments to "Eligible Securities" as defined by the Securities and Exchange Commission ("SEC"). Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if determined to be of comparable quality by The Northern Trust Company ("Northern Trust") under the direction of the Board of Trustees. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the issue if the Investment Adviser believes it is in the best interest of the Fund and its shareholders. Securities in which the Funds invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

In accordance with current SEC regulations, each Fund will not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, the California Municipal Money Market Fund may invest up to 25% of its total assets in fewer than 5 issuers, and the other Funds may invest up to 25% of their total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, certain repurchase agreements, U.S. government securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees and securities that are not "First Tier Securities" as defined by the SEC are subject to different diversification requirements as described in the Statement of Additional Information.

In addition to the instruments described on the pages below, each Fund may use various investment techniques in seeking its investment objective. You can learn more about these techniques and their related risks by reading "Risks, Securities and Techniques" beginning on page 34 of this Prospectus and the Statement of Additional Information.

                                                             RISK/RETURN SUMMARY



MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES. The Fund seeks its objective by investing in a broad range of government, bank and commercial obligations that are available in the money markets, including:

o U.S. dollar-denominated obligations of U.S. banks with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

o U.S. dollar-denominated obligations of foreign commercial banks where such banks have total assets in excess of $5 billion;

o High-quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

o Corporate bonds, notes, paper and other instruments that are of high-quality;

o    Asset-backed securities;

o Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and custodial receipts with respect thereto;

o U.S. dollar-denominated securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

o    Repurchase agreements relating to the above instruments; and

o Municipal securities issued or guaranteed by state or local governmental bodies.

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate, credit, prepayment, debt extension, counterparty failure and guarantor risks. See page 11 for these risks and other primary investment risks common to all Funds.

                                                             RISK/RETURN SUMMARY



U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES.  The Fund seeks its objective by investing in:

     o Securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

     o    Repurchase agreements relating to such securities; and

     o Custodial receipts representing interests in U.S. government securities.

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate, prepayment, debt extension, U.S. government securities, counterparty failure and guarantor risks. See page 11 for these risks and other primary investment risks common to all Funds.

                                                             RISK/RETURN SUMMARY



U.S. GOVERNMENT SELECT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES. The Fund seeks its objective by investing exclusively in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Under normal market conditions, the Fund will seek to acquire only those U.S. government securities the interest upon which is generally exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies and instrumentalities, such as the Federal Home Loan Bank and the Federal Farm Credit Bank Funding Corp.

When appropriate securities that are exempt from state taxes are unavailable, the Fund may also invest in non-exempt U.S. government securities and cash equivalents including money market funds and time deposits with a maturity of three months or less, and may hold uninvested cash.

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate, prepayment, debt extension, U.S. government securities, counterparty failure and guarantor risks. See page 11 for these risks and other primary investment risks common to all Funds.

                                                             RISK/RETURN SUMMARY



TAX-EXEMPT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of income exempt from regular Federal income tax, to the extent consistent with the preservation of capital, by investing primarily in municipal instruments.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in high-quality short-term municipal instruments. The high level of income sought by the Fund is relative to yields currently available in the tax-exempt marketplace. Municipal instruments are debt instruments, the interest on which is, in the opinion of bond counsel or counsel for the issuers, exempt from regular Federal income tax ("municipal instruments").
These may include:

     o    Fixed, variable and floating rate notes and bonds;

     o    Asset-backed securities;

     o    Tax-exempt commercial paper;

     o    Municipal bonds, notes, paper or other instruments; and

     o Municipal bonds and notes which are guaranteed as to principal and interest or backed by the U.S. government or its agencies or instrumentalities.

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax, will not be deemed to have been derived from municipal instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, some portion of the Fund's dividends may be subject to Federal tax to the extent the Fund invests in AMT obligations.

Under normal market conditions, investments in AMT obligations and taxable instruments will not exceed 20% of the value of the total assets of the Fund. During temporary defensive periods, however, all or any portion of the Fund's assets may be held uninvested or invested in AMT obligations and taxable instruments.

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate, credit, prepayment, debt extension, guarantor, concentration and tax risks. See page 11 for these risks and primary investment risks common to all Funds.

                                                             RISK/RETURN SUMMARY



MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax by investing primarily in municipal instruments.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in high-quality short-term municipal instruments. These may include:

     o    Fixed, variable and floating rate notes and bonds;

     o    Asset-backed securities;

     o    Tax-exempt commercial paper;

     o    Municipal bonds, notes, paper or other instruments; and

     o Municipal bonds and notes which are guaranteed as to principal and interest or backed by the U.S. government or its agencies or instrumentalities.


Under normal circumstances, at least 80% of the Fund's annual gross income will be derived from municipal instruments. Under normal market conditions, investments in taxable instruments will not exceed 20% of the value of the total assets of the Fund. During temporary defensive periods, however, all or any portion of the Fund's assets may be held uninvested or invested in taxable instruments.

The Fund is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax. For shareholders subject to AMT, some portion of the Fund's dividends may be subject to Federal tax to the extent the Fund invests in AMT obligations.

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate, credit, prepayment, debt extension, counterparty failure, guarantor, concentration and tax risks. See page 11 for these risks and other primary investment risks common to all Funds.

                                                             RISK/RETURN SUMMARY



CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax and California state personal income tax.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in high-quality short-term instruments, the interest on which is exempt from regular Federal income tax and California state personal income tax. These may include:

     o    Fixed, variable and floating rate notes and bonds;

     o    Asset-backed securities;

     o    Tax-exempt commercial paper;

     o    Municipal bonds, notes, paper or other instruments; and

     o Municipal bonds and notes which are guaranteed as to principal and interest or backed by the U.S. government or its agencies or instrumentalities.

Under normal circumstances, at least 80% of the Fund's annual gross income will be derived from municipal instruments and at least 65% of the Fund's total assets will be invested in instruments the interest on which is exempt from California state personal income tax ("California municipal instruments"). Under normal market conditions, investments in taxable instruments will not exceed 20% of the value of the total assets of the Fund. During temporary defensive periods, however, all or any portion of the Fund's assets may be held uninvested or invested in taxable instruments.

The Fund is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds") the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax. For shareholders subject to AMT, some portion of the Fund's dividends may be subject to Federal tax to the extent the Fund invests in AMT obligations.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

RISKS. These primary investment risks apply to the Fund: stable NAV, interest rate, credit, prepayment, debt extension, counterparty failure, guarantor, concentration, tax and non-diversification risks. See page 11 for these risks and other primary investment risks common to all Funds.

                                                             RISK/RETURN SUMMARY



PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund's investments and its investment performance.

AN INVESTMENT IN EACH OF THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

The following summarizes the principal risks that apply to the Funds.

RISKS THAT APPLY TO ALL FUNDS

o STABLE NAV RISK is the risk that a Fund will not be able to maintain a net asset value per share of $1.00 at all times.

o INTEREST RATE RISK is the risk that during periods of rising interest rates, a Fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund's yield (and the market value of its securities) will tend to be higher.

o CREDIT (OR DEFAULT) RISK is the risk that an issuer of fixed income securities held by a Fund may default on its obligation to pay interest and repay principal. High quality and investment grade securities are generally believed to have a relatively low degree of credit risk.

o PREPAYMENT (OR CALL) RISK is the risk that asset-backed securities may be more rapidly repaid than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying obligations. During periods of declining interest rates, prepayment of obligations underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

o DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

o U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

o COUNTERPARTY FAILURE RISK is the risk that an issuer of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its payment obligations.

o GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution could cause a Fund's investments in securities backed by guarantees, letters of credit, insurance or other credit enhancements by such bank or institution to decline in value.

o MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

                                                             RISK/RETURN SUMMARY



o LIQUIDITY RISK is the risk that a Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

o YEAR 2000 RISK is the risk that a Fund's operations or value will be adversely affected by the "Year 2000 Problem." (For more information, please see "Year 2000 Issues" on page 33.)

RISKS THAT APPLY PRIMARILY TO THE MUNICIPAL MONEY MARKET, TAX-EXEMPT MONEY MARKET AND CALIFORNIA MUNICIPAL MONEY MARKET FUNDS

o CONCENTRATION RISK is the risk that a Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in the municipal instruments of issuers in the same state, in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

o TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the ability of a Fund to pay tax-exempt dividends.

RISK THAT APPLIES PRIMARILY TO THE CALIFORNIA MUNICIPAL MONEY MARKET FUND

o NON-DIVERSIFICATION RISK is the risk that a non-diversified Fund may be more susceptible to adverse developments affecting any single issuer, and more susceptible to greater losses because of these developments.

More information about the risks of investing in the Funds is provided in "Risks, Securities and Techniques" beginning on page 34 of this Prospectus. You should carefully consider the risks discussed in this section and "Risks, Securities and Techniques" before investing in a Fund.

                                                             RISK/RETURN SUMMARY



FUND PERFORMANCE

The bar charts and tables below provide an indication of the risks of investing in a Fund by showing changes in the performance of a Fund from year to year.

The bar charts and tables assume reinvestment of dividends and distributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, a Fund's performance would have been reduced. The bar chart and performance table have been omitted for the Tax-Exempt Money Market Fund because the Fund has been in operation for less than one year.

                                                             RISK/RETURN SUMMARY


MONEY MARKET FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1995:         5.71%
                               1996:         5.08%
                               1997:         5.25%
                               1998:         5.19%

Year to date total return for the
six months ended June 30, 1999:              2.27%


BEST AND WORST QUARTERLY PERFORMANCE:
(for the periods ended December 31, 1998)

Best Quarter Return:         Q2 `95          1.44%
Worst Quarter Return:        Q2 `96          1.22%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)
      ---------------------------

                                        1-Year         Since Inception
                                        ------         ---------------
MONEY MARKET FUND (Inception 4/11/94)   5.19%          5.15%

--------------------------------------------------------------------------------

THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 4.81%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                             RISK/RETURN SUMMARY



U.S. GOVERNMENT MONEY MARKET FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1995:         5.62%
                               1996:         4.96%
                               1997:         5.14%
                               1998:         5.11%

Year to date total return for the
six months ended June 30, 1999:              2.22%


BEST AND WORST QUARTERLY PERFORMANCE:
(for the periods ended December 31, 1998)

Best Quarter Return:     Q2 `95              1.42%
Worst Quarter Return:    Q4 `98              1.18%


      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)
      ---------------------------

                                   1-Year    Since Inception
                                   ------    ---------------
U.S. GOVERNMENT MONEY
MARKET FUND (Inception 4/11/94)    5.11%     5.05%

--------------------------------------------------------------------------------

THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 4.56%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                             RISK/RETURN SUMMARY



U.S. GOVERNMENT SELECT MONEY MARKET FUND


                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1995:         5.75%
                               1996:         5.09%
                               1997:         5.21%
                               1998:         5.03%


Year to date total return for the
six months ended June 30, 1999:              2.19%


BEST AND WORST QUARTERLY PERFORMANCE:
(for the periods ended December 31, 1998)

Best Quarter Return:       Q2 `95            1.45%
Worst Quarter Return:      Q4 `98            1.17%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)
      ---------------------------
                                                  1-Year       Since Inception
                                                  ------       ---------------
U.S. GOVERNMENT SELECT MONEY MARKET FUND
(Inception 12/12/94)                              5.03%        5.27%


--------------------------------------------------------------------------------

THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 4.50%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                             RISK/RETURN SUMMARY



MUNICIPAL MONEY MARKET FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                              1995:         3.64%
                              1996:         3.18%
                              1997:         3.27%
                              1998:         3.09%


Year to date total return for the
six months ended June 30, 1999:             1.33%


BEST AND WORST QUARTERLY PERFORMANCE:
(for the periods ended December 31, 1998)

Best Quarter Return:       Q2 `95           0.95%
Worst Quarter Return:      Q1 `98           0.73%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)
      ---------------------------

                                                      1-Year     Since Inception
                                                      ------     ---------------
MUNICIPAL MONEY MARKET FUND (Inception 4/11/94)       3.09%      3.21%

--------------------------------------------------------------------------------

THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 3.21%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                             RISK/RETURN SUMMARY



CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1995:         3.77%
                               1996:         3.20%
                               1997:         3.28%
                               1998:         2.85%


Year to date total return for the
six months ended June 30, 1999:              1.23%


BEST AND WORST QUARTERLY PERFORMANCE:
(for the periods ended December 31, 1998)

Best Quarter Return:      Q2 `95             0.98%
Worst Quarter Return:     Q3 `98             0.68%


      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)
      ---------------------------

                                                 1-Year          Since Inception
                                                 ------          ---------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Inception 11/29/94)                             2.85%           3.29%

--------------------------------------------------------------------------------

THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 2.98%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                             RISK/RETURN SUMMARY



FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that the following information does not reflect any charges which may be imposed by The Northern Trust Company, its affiliates, correspondent banks and other institutions on their customers. For more information, please see "Account Policies and Other Information" on page 27.

                                                  SHAREHOLDER FEES
                                      (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
                                                                          SALES CHARGE
                                          SALES CHARGE                    (LOAD)
                                          (LOAD)           DEFERRED       IMPOSED ON
                                          IMPOSED ON       SALES CHARGE   REINVESTED        REDEMPTION     EXCHANGE
FUND                                      PURCHASES        (LOAD)         DISTRIBUTIONS     FEES (1)       FEES
----------------------------------------------------------------------------------------------------------------------
Money Market                              None             None           None              None           None
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market              None             None           None              None           None
----------------------------------------------------------------------------------------------------------------------
U.S. Government Select Money Market       None             None           None              None           None
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   None             None           None              None           None
----------------------------------------------------------------------------------------------------------------------
Municipal Money Market                    None             None           None              None           None
----------------------------------------------------------------------------------------------------------------------
California Municipal Money Market         None             None           None              None           None
----------------------------------------------------------------------------------------------------------------------

Footnotes

(1)  A fee of $15.00 may be applicable for each wire redemption.


(2) During the last fiscal year the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(3) These expenses include custodian, transfer agency and administration expenses as well as other customary Fund Expenses. The administrator is entitled to an administration fee of 0.15%, of which 0.09% is currently being waived voluntarily. Such waivers may be terminated at any time. Since the Tax-Exempt Money Market Fund had not commenced operations as of the date of this Prospectus, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

                                                             RISK/RETURN SUMMARY




                    ANNUAL FUND OPERATING EXPENSES
            (expenses that are deducted from fund assets)

------------------------------------------------------------------------
                                                       TOTAL ANNUAL
    MANAGEMENT        DISTRIBUTION        OTHER      FUND OPERATING
      FEES           (12b-1) FEES(2)    EXPENSES(3)    EXPENSES(4)
----------------------------------------------------------------------
      0.60%               0.00%           0.29%           0.89%
------------------------------------------------------------------------
      0.60%               0.00%           0.31%           0.91%
------------------------------------------------------------------------
      0.60%               0.00%           0.31%           0.91%
------------------------------------------------------------------------
      0.60%               0.00%           0.32%           0.92%
------------------------------------------------------------------------
      0.60%               0.00%           0.29%           0.89%
------------------------------------------------------------------------
      0.60%               0.00%           0.31%           0.91%
------------------------------------------------------------------------

(4) As a result of voluntary fee reductions, waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" which are actually incurred by the Funds are set forth below. The voluntary fee reductions, waivers and reimbursements may be terminated at any time at the option of the Investment Adviser. If this occurs, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                            MANAGEMENT      DISTRIBUTION       OTHER      TOTAL ANNUAL FUND
FUND                                           FEES         (12b-1) FEES      EXPENSES    OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------
Money Market                                    0.40%          0.00%            0.15%           0.55%
-------------------------------------------------------------------------------------------------------------
U.S. Government Money Market                    0.40%          0.00%            0.15%           0.55%
-------------------------------------------------------------------------------------------------------------
U.S. Government Select Money Market             0.40%          0.00%            0.15%           0.55%
-------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         0.40%          0.00%            0.15%           0.55%
-------------------------------------------------------------------------------------------------------------
Municipal Money Market                          0.40%          0.00%            0.15%           0.55%
-------------------------------------------------------------------------------------------------------------
California Municipal Money Market               0.40%          0.00%            0.15%           0.55%
-------------------------------------------------------------------------------------------------------------

                                                             RISK/RETURN SUMMARY



EXAMPLE

The following Example is intended to help you compare the cost of investing in a Fund (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------
FUND                                          ONE YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------
Money Market                                     $  91        $285      $495      $1,100
-------------------------------------------------------------------------------------------
U.S. Government Money Market                     $  93        $291      $506      $1,123
-------------------------------------------------------------------------------------------
U.S. Government Select Money Market              $  93        $291      $506      $1,123
-------------------------------------------------------------------------------------------
Tax-Exempt Money Market                          $  94        $295       N/A         N/A
-------------------------------------------------------------------------------------------
Municipal Money Market                           $  91        $285      $495      $1,100
-------------------------------------------------------------------------------------------
California Municipal Money Market                $  93        $291      $506      $1,123
-------------------------------------------------------------------------------------------

                                                         MANAGEMENT OF THE FUNDS



INVESTMENT ADVISER

The Northern Trust Company ("Northern Trust" or the "Investment Adviser"), an Illinois state-chartered bank and member of the Federal Reserve System, serves as investment adviser for the Funds.

The Investment Adviser is located at 50 S. LaSalle Street, Chicago, IL 60675 and is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. As of June 30, 1999, Northern Trust Corporation and its subsidiaries had approximately $30.2 billion in assets, $18.3 billion in deposits and employed over 8,253 persons.

Northern Trust and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $1.34 trillion of assets as of June 30, 1999, including approximately $258.6 billion of assets for which Northern Trust and its affiliates had investment management responsibility.

Under its Advisory Agreement with Northern Funds, the Investment Adviser, subject to the general supervision of Northern Funds' Board of Trustees, is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities.

ADVISORY FEES

As compensation for its advisory services and its assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets). The table also reflects the advisory fees (after voluntary fee waivers) paid by the Funds, other than the Tax-Exempt Money Market Fund, for the fiscal year ended March 31, 1999.

                                                            ADVISORY FEE PAID
                                            CONTRACTUAL      FOR FISCAL YEAR
FUND                                           RATE           ENDED 3/31/99
----                                           ----           -------------

Money Market                                   0.60%             0.40%
U.S. Government Money Market                   0.60%             0.40%
U.S. Government Select Money Market            0.60%             0.40%
Tax-Exempt Money Market                        0.60%               N/A
Municipal Money Market                         0.60%             0.40%
California Municipal Money Market              0.60%             0.40%

The difference between the contractual advisory fees and the actual advisory fees paid by the Funds reflects that the Investment Adviser did not charge the full amount of the advisory fees to which it was entitled. The Investment Adviser may discontinue or modify its voluntary limitations in the future at its discretion.

FUND MANAGEMENT AND OTHER SERVICES

The Investment Adviser employs a team approach to the investment management of the Funds, relying upon investment professionals under the leadership of James
M. Snyder, Chief Investment Officer and Executive Vice President of Northern Trust. Mr. Snyder oversees the management of all fixed income, equity and money market assets managed by the Investment Adviser. Mr. Snyder joined Northern Trust in 1980.

Northern Trust also serves as transfer agent ("Transfer Agent") and custodian for each Fund. As Transfer Agent, Northern Trust performs various administrative servicing functions, and any shareholder inquiries should be directed to it. The fees that Northern Trust receives for its services in those capacities are described in the Statement of Additional Information. Sunstone Financial Group, Inc. acts as administrator for Northern Funds. Northern Funds Distributors, LLC (an affiliate of Sunstone Financial Group, Inc.) serves as the Funds' distributor. The fee that Sunstone Financial Group, Inc. receives for its administrative services is described on page 19 under "Fund Fees and

                                                         MANAGEMENT OF THE FUNDS




Expenses." Northern Funds Distributors, LLC does not receive any compensation from Northern Funds for its distribution services.

It is expected that on or after October 1, 1999, Northern Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), will replace Sunstone Financial Group, Inc. to serve as the Funds' co-administrators, at substantially the same cost to the Funds. It is also expected that on or after such date, the Funds' current distributor, Northern Funds Distributors, LLC will be acquired by Provident Distributors, Inc., an independently owned and operated broker-dealer based in West Conshohocken, Pennsylvania.


PURCHASING AND SELLING SHARES

PURCHASING SHARES

You may purchase shares directly from Northern Funds or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 1-800-595-9111.

As of the date of this Prospectus, shares of the Tax-Exempt Money Market Fund are not being offered. Please call 1-800-595-9111 before investing to determine availability.

OPENING AN ACCOUNT

DIRECTLY FROM THE FUNDS. You may open a shareholder account and purchase shares directly from the Funds with a minimum initial investment per Fund of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Funds reserve the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the
Funds:

     BY MAIL.

          o    Read this Prospectus carefully

          o    Complete and sign the Purchase Application

          o    Enclose a check or money order payable to Northern Funds

          o If you are investing on behalf of a corporation or other entity, your Purchase Application must be accompanied by a certified corporate resolution (or other acceptable evidence of authority).

          o Mail your check, corporate resolution (if needed) and completed Purchase Application to:

                    Northern Funds
                    P.O. Box 75986
                    Chicago, Illinois 60690-6319

          o    For overnight delivery use the following address:

                    801 South Canal Street
                    Chicago, Illinois  60607
                    Attn:  Northern Funds

          o    For subsequent investments:

                    - Enclose your check with the return remittance portion of the confirmation of your previous investment; or

                    - Indicate on your check or a separate piece of paper your name, address and account number

     All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

                                                         MANAGEMENT OF THE FUNDS




     BY WIRE

          To open a new account:

          o    Call 1-800-595-9111 for instructions

          o    Complete a Purchase Application and send it to:

               Northern Funds
               P.O. Box 75986
               Chicago, IL  60690-6319

          To add to an existing account:

          o    Have your bank wire Federal funds to:

               The Northern Trust Company
               Chicago, Illinois
               ABA Routing No. 0710-00152
               (Reference 10 Digit Fund Account No.)
               (Reference Shareholder's Name)


     BY DIRECT DEPOSIT

          To purchase additional shares:

          o Determine if your employer has direct deposit capabilities through the Automated Clearing House ("ACH")

          o    Have your employer send payments to:

               ABA Routing No. 0710-00152
               (Reference 10 Digit Fund Account No.)
               (Reference Shareholder's Name)

          o    The minimum periodic investment for direct deposit is $50


     BY AUTOMATIC INVESTMENT

          To open a new account:

          o Complete a Purchase Application, including the Automatic Investment section

          o    Send it to:

               Northern Funds
               P.O. Box 75986
               Chicago, IL  60690-6319

          o The minimum initial investment is $250; $50 for monthly minimum additions

          To add to an account:

          o    Call 1-800-595-9111 to obtain an Automatic Investment Plan
               Application

          o    The minimum for automatic investment additions is $50

If you discontinue participation in the plan, the Funds reserve the right to redeem the investor's account involuntarily, upon 30 days written notice, if the account's net asset value is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund's net asset value.

     BY DIRECTED REINVESTMENT

          You may elect to have your income dividends and capital gains distributions automatically invested in another Northern Fund.

               o Complete the Distribution Options section on the Purchase Application

               o Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement)

                                                         MANAGEMENT OF THE FUNDS




     BY EXCHANGE

          You may open a new account or add to an existing account by exchanging shares of one Fund for shares of any other Fund offered by Northern Funds. See "Selling Shares - By Exchange" on page 26.

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you have an account with Northern Trust, you may purchase Northern Funds shares through Northern Trust. You may also purchase shares through other institutions (together with Northern Trust, "Service Organizations") that have entered into agreements with Northern Funds. To determine whether you may purchase shares through your institution, contact your institution directly or call 1-800-595-9111. Northern Trust or another Service Organization may impose charges against your account which will reduce the net return on an investment in a Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

     BY INTERNET

          You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northerntrust.com/privatepassport or contact your relationship manager.


SELLING SHARES

REDEEMING AND EXCHANGING DIRECTLY FROM THE FUNDS

If you purchased Northern Funds directly or, if you purchased your shares through an account at Northern Trust or another Service Organization and you appear on Northern Funds records as the registered holder, you may redeem all or part of your shares using one of the methods described below.


     BY MAIL

               Send a written request to:

               Northern Funds
               P.O. Box 75986
               Chicago, Illinois 60690-6319
               The redemption request must include:

          o    The number of shares or the dollar amount to be redeemed

          o    The Fund account number

          o    A signature guarantee is also required if:

                    - The proceeds are to be sent elsewhere than the address of record, or

                    -    The redemption amount is greater than $50,000


     BY WIRE

     If you authorize wire redemptions on your Purchase Application, you can redeem shares and have the proceeds sent by Federal wire transfer to a previously designated account.

          o You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank

          o    Call the Transfer Agent at 1-800-595-9111 for instructions

          o    The minimum amount that may be redeemed by this method is $250

                                                         MANAGEMENT OF THE FUNDS



     BY CHECK

     If you authorize the checkwriting privilege on your Purchase Application, you may redeem shares of the Funds by check in amounts of $250 or more. If your account is already open:

          o    Call 1-800-595-9111 for the appropriate form

          o The application must be signed by each person whose name appears on the account and must be accompanied by a signature guarantee

          o    Dividends are earned until the check clears the Transfer Agent

          o Checks you write will not be returned to you, although copies are available upon request o A fee of $20 will be charged to the account if there are insufficient funds to cover the amount of your redemption by check

          o To place a stop payment request, call 1-800-595-9111. A $20 fee will be charged to the account

          o You may not use checks to close an account or redeem shares purchased within the past fifteen days

     BY SYSTEMATIC WITHDRAWAL

     If you own shares of a Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Northern Funds.

               o Call 1-800-595-9111 for an application form and additional information

               o    The minimum amount is $250 per withdrawal


     BY EXCHANGE

     Northern Funds offers you the ability to exchange shares of one Northern Fund for another Fund in the Northern Funds family.

               o When opening an account, complete the Exchange Privilege section of the Purchase Application or, if your account is already opened, send a written request to:

                    Northern Funds
                    P.O. Box 75986
                    Chicago, IL  60690-6319

               o Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange)

               o    Call 1-800-595-9111 for more information


     BY TELEPHONE

     If you authorize the telephone privilege on your Purchase Application, you may redeem Northern Funds shares by phone.

          o    If your account is already opened, send a written request to:

               Northern Funds
               P.O. Box 75986
               Chicago, IL  60690-6319

          o The request must be signed by each owner of the account and must be accompanied by signature guarantees

          o    Call 1-800-595-9111 to use the telephone privilege

          o During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined on page 25 under "Selling Shares -- By Mail"


     BY INTERNET

     You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northerntrust.com/privatepassport or contact your relationship manager.

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you purchased your Northern Funds shares through an account at Northern Trust or another Service Organization, you may redeem or exchange your shares according to the instructions pertaining to that account.

                                                         MANAGEMENT OF THE FUNDS




     o Although Northern Funds imposes no charges when you redeem, when shares are purchased through Northern Trust or another Service Organization, a fee may be charged by those institutions for providing services in connection with your account

     o Contact your account representative at Northern Trust or other Service Organization for more information about redemptions or exchanges


ACCOUNT POLICIES AND OTHER INFORMATION

CALCULATING SHARE PRICE. Northern Funds issues shares and redeems shares at net asset value ("NAV"). The NAV for each Fund is calculated by dividing the value of the Fund's net assets by the number of the Fund's outstanding shares. The NAV is calculated on each Business Day as of 1:00 p.m., Chicago time, for each Fund. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received and accepted as described below.

The Funds seek to maintain an NAV of $1.00 per share by valuing the obligations held by the Funds at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value.

TIMING OF PURCHASE REQUESTS. Requests accepted by the Transfer Agent or other authorized intermediary by 1:00 p.m., Chicago time, on any Business Day will be executed the same day, at that day's closing share price provided that either:

     o The order is in proper form and payment in immediately available funds has been received by the Transfer Agent;

     o The order is placed by Northern Trust or a Service Organization and payment in Federal or other immediately available funds is to be made by the close of the same Business Day; or

     o The order is accepted by an authorized intermediary and payment in Federal or other immediately available funds is to be made by the close of the same Business Day in accordance with procedures acceptable to Northern Funds.

Orders received by the Transfer Agent that are accompanied by payment in any form other than immediately available funds will not be executed until payment is converted to Federal funds, which normally occurs within two Business Days after receipt.

SOCIAL SECURITY/TAX IDENTIFICATION NUMBER. Federal regulations require you to provide a Social Security or other certified taxpayer identification number when you open or reopen an account. Purchase Applications without such a number or an indication that a number has been applied for will not be accepted. If you have applied for a number, the number must be provided and certified within 60 days of the date of the Purchase Application.

IN-KIND PURCHASES AND REDEMPTIONS. Northern Funds reserves the right to accept payment for shares in the form of securities that are permissible investments for a Fund. Northern Funds also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from a Fund. See the Statement of Additional Information for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.

o You will be responsible for all losses and expenses of a Fund in the event of any failure to make payment according to the procedures outlined in this Prospectus. Northern Trust may redeem shares from any account it maintains to protect the Funds and Northern Trust against loss. In addition, a $20 charge will be imposed if a check does not clear.

o You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please visit our website at www.northerntrust.com/privatepassport or contact your relationship manager.

                                                         MANAGEMENT OF THE FUNDS



o Northern Funds reserves the right to reject any purchase order. The Funds also reserve the right to change or discontinue any of their purchase procedures.

o In certain circumstances, Northern Funds may advance the time by which purchase orders must be received. See "Early Closings" on page 29.

o Northern Funds may reproduce this Prospectus in an electronic format which may be available on the Internet. If you have received this Prospectus in its electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60690-6319, calling 1-800-595-9111 or sending an e-mail to: northernfunds@execpc.com.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 1:00 p.m., Chicago time, will be executed on the same day. The redemption or exchange will be effected at that day's closing share price.

Good order means that the request must include the following information:

     o    The account number and Fund name

     o    The amount of the transaction, in dollar amount or number of shares

     o The signature of all account owners exactly as they are registered on the account (except for online, telephone and wire redemptions)

     o    Required signature guarantees, if applicable

     o Other supporting legal documents that might be required in the case of estates, corporations, trusts and certain other accounts. Call 1-800-595-9111 for more information about documentation that may be required of these entities

In certain circumstances, Northern Funds may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page 29.

PAYMENT OF REDEMPTION PROCEEDS. If a redemption request is received by the Transfer Agent in good order by 1:00 p.m., Chicago time, on a Business Day, the proceeds will normally be sent on the next Business Day, unless payment in immediately available funds on the same Business Day is requested. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order. However, if any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the check has cleared and collected. This may take up to fifteen days from the purchase date.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds may also be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed Purchase Application.

o Northern Funds reserves the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Fund and its shareholders.

o Northern Funds may require any information reasonably necessary to ensure that a redemption has been duly authorized.

o Northern Funds reserves the right, on 60 days' written notice, to redeem the shares held in any account if, at the time of redemption, the net asset value of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in a Fund's net asset value.

o Northern Funds reserves the right to change or discontinue any of its redemption procedures.

                                                         MANAGEMENT OF THE FUNDS




o You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please visit our web site at www.northerntrust.com/privatepassport or contact your relationship manager.

o Northern Funds reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

EXCHANGE PRIVILEGES. You may exchange shares of one Northern Fund for another only if the registration of both accounts is identical. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund. It is considered a taxable event and may result in a gain or loss. Northern Funds reserves the right, at any time without prior notice to suspend, limit or terminate the exchange privilege of any shareholder who makes more than eight exchanges of shares in a year and/or two exchanges of shares in a calendar quarter. Northern Funds may also modify or terminate the exchange privilege with respect to any or all shareholders, and may reject any exchange request.

Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the Prospectus for the shares you are acquiring.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, Northern Funds and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

Northern Funds reserves the right to refuse a telephone redemption.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Funds and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by Northern Funds. In addition to the situations described in this Prospectus, Northern Funds may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A "Business Day" is each Monday through Friday when Northern Trust or the New York Stock Exchange is open for business. In 1999 the Funds will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

EARLY CLOSINGS. Northern Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders for same Business Day credit when Northern Trust or the Exchange closes early as a result of unusual weather or other conditions. They also reserve this right when The Bond Market Association recommends that securities markets close or close early.

                                                         MANAGEMENT OF THE FUNDS




AUTHORIZED INTERMEDIARIES. Northern Funds may authorize certain financial intermediaries (including banks, trust companies, brokers and investment advisers), which provide recordkeeping, reporting and processing services, to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These financial intermediaries may also designate other intermediaries to accept such orders, if approved by the Funds. Authorized intermediaries are responsible for transmitting orders and delivering funds on a timely basis. A Fund will be deemed to have received an order when the order is accepted by the authorized intermediary on a Business Day, and the order will be priced at the Fund's per share NAV next determined.

SERVICE ORGANIZATIONS. Northern Funds may enter into agreements with Service Organizations such as banks, corporations, broker/dealers and other financial institutions, including Northern Trust, concerning the provision of support and/or distribution services to their customers who own Fund shares. These services may include:

o support services such as assisting investors in processing purchase, exchange and redemption requests;

o    processing dividend and distribution payments from the Funds;

o    providing information to customers showing their positions in the Funds;
     and

o providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide assistance, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from a Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Funds' assets on an on-going basis, they will increase the cost of your investment in the Funds. In addition, Northern Trust may provide compensation to certain dealers and other financial intermediaries who provide services to their customers who invest in Northern Funds or whose customers purchase significant amounts of a Fund's shares. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by Northern Trust as Investment Adviser (after adjustments). This additional compensation will be paid by Northern Trust or its affiliates and will not represent an additional expense to Northern Funds or its shareholders.

Service Organizations may also charge their customers fees for providing administrative services in connection with investments in a Fund. Investors should contact their Service Organizations with respect to these fees and the particular Service Organization's procedures for purchasing and redeeming shares. It is the responsibility of Service Organizations to transmit purchase and redemption orders and record those orders on a timely basis in accordance with their agreements with their customers.

Conflict-of-interest restrictions may apply to the receipt of compensation paid by Northern Funds in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with Northern Funds.

State securities laws regarding the registration of dealers may differ from Federal law. As a result, Service Organizations investing in the Funds on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations are governed by a Distribution and Service Plan (the "Plan") that has been adopted by Northern Funds pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations, including Northern Trust, under the Plan are not tied directly to

                                                         MANAGEMENT OF THE FUNDS




their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.

SHAREHOLDER REPORTS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and, after the close of the Funds' fiscal year on March 31, with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of shareholder reports to be mailed to their residence should call 1-800-595-9111 or send an email to: northernfunds@execpc.com.

DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions of each Fund are automatically reinvested in additional shares of the same Fund without any sales charge or additional purchase price amount.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Northern Fund at their net asset value per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Northern Fund, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions may only be reinvested in a Northern Fund in which you maintain an account.

Each Fund's net investment income is declared as a dividend on each Business Day and paid monthly. Dividends will also be paid promptly upon a total redemption of shares in an account not subject to a standing order for the purchase of additional shares. Net investment income includes interest accrued on the Fund's assets less the Fund's estimated expenses. Net realized short-term capital gains may be distributed from time to time during Northern Funds' fiscal year (but not less frequently than annually). The Funds do not expect to realize net long-term capital gains. Shares begin earning dividends on the day an order is executed if payment in immediately available funds is received by Northern Funds by the time designated on page 23 under "Purchasing and Selling Shares." Otherwise, shares begin earning dividends on the day payment in Federal or other immediately available funds is received.


TAX CONSIDERATIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (excess of long-term capital gain over short-term capital loss). Fund distributions will generally be taxable as ordinary income, except as discussed below. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to Northern Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Northern Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends and distributions payable to you.

There are certain tax requirements that the Funds must follow in order to avoid Federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activity in some types of instruments.

Municipal Money Market, Tax-Exempt Money Market and California Municipal Money Market Funds. The Municipal Money Market and California Municipal Money Market Funds (the "Municipal Funds") and the Tax-Exempt Money Market Fund expect to pay "exempt-interest dividends" that are generally exempt from regular Federal income tax. However, a portion of the exempt-interest dividends paid by the Tax-Exempt Money Market

                                                         MANAGEMENT OF THE FUNDS




Fund may be, and a portion of the dividends paid by the Municipal Funds generally will be, an item of tax preference for purposes of determining Federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.

Except as stated below, you may be subject to state and local taxes on Fund distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on certain types of Federal securities or interest on securities issued by the particular state or municipalities within the state.

The California Municipal Money Market Fund expects to pay dividends that are generally exempt from California personal income tax. This exemption will apply, however, only to dividends that are derived from interest paid on California municipal instruments, or on certain Federal obligations. In addition, dividends paid by this Fund will be subject to state franchise and corporate income taxes, if applicable.

In all cases, distributions, if any, derived from net long-term capital gains will generally be taxable to you as long-term capital gains, and any dividends derived from short-term capital gains and taxable interest income will be taxable to you as ordinary income.

If you receive an exempt-interest dividend with respect to any share and the share is held for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of the dividend amount. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Funds or the Tax-Exempt Money Market Fund generally will not be deductible for Federal income tax purposes.

Consult Your Tax Professional. Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Funds. More tax information is provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.


TAX TABLE

         You may find it particularly useful to compare the tax-free yields of the Municipal Funds and the Tax-Exempt Money Market Fund to the equivalent yields from taxable investments. For an investor in a low tax bracket, it may not be helpful to invest in a tax-exempt investment if a higher after-tax yield can be achieved from a taxable instrument.

         The table below illustrates the difference between hypothetical tax-free yields and tax-equivalent yields for different tax brackets. You should be aware, however, that tax brackets can change over time and that your tax adviser should be consulted for specific yield calculations.

                                                         MANAGEMENT OF THE FUNDS


----------------------------------------------------------------------------------------------------------------------------
                                             FEDERAL
                                             MARGINAL                           TAX-EXEMPT YIELDS
              TAXABLE INCOME                 TAX RATE      2.00%    3.00%     4.00%     5.00%     6.00%    7.00%     8.00%
----------------------------------------------------------------------------------------------------------------------------
     SINGLE RETURN          JOINT RETURN                                    EQUIVALENT TAXABLE YIELDS
----------------------------------------------------------------------------------------------------------------------------
$      0 - $ 25,750      $      0 - $ 43,050      15%      2.35%    3.53%     4.71%     5.88%    7.06%     8.24%     9.41%
----------------------------------------------------------------------------------------------------------------------------
$ 25,751 - $ 62,450      $ 43,051 - $104,050      28%      2.78%    4.17%     5.56%     6.94%    8.33%     9.72%    11.11%
----------------------------------------------------------------------------------------------------------------------------
$ 62,451 - $130,250      $104,051 - $158,550      31%      2.90%    4.35%     5.80%     7.25%    8.70%    10.14%    11.59%
----------------------------------------------------------------------------------------------------------------------------
$130,251 - $283,150      $158,551 - $283,150      36%      3.13%    4.69%     6.25%     7.81%    9.38%    10.94%    12.50%
----------------------------------------------------------------------------------------------------------------------------
Over $283,151            Over $283,151          39.6%      3.31%    4.97%     6.62%     8.28%    9.93%    11.59%    13.25%
----------------------------------------------------------------------------------------------------------------------------

The tax-exempt yields used here are hypothetical and no assurance can be made that the Funds will attain any particular yield. A Fund's yield fluctuates as market conditions change. The tax brackets and related yield calculations are based on the 1999 Federal marginal tax rates indicated in the table. The table does not reflect the phase out of personal exemptions and itemized deductions which will apply to certain higher income taxpayers. In addition, the brackets do not take into consideration the California state personal income tax or any other state tax.


YEAR 2000 ISSUES

Like every other business dependent upon computerized information processing, Northern Trust Corporation must deal with "Year 2000" issues.

Many computer systems use two digits rather than four to identify the year. Unless adapted, these systems may not be able to correctly distinguish the Year 2000 from the Year 1900. As the Year 2000 approaches, many systems may be unable to accurately process certain date-based information, which could cause a variety of operational problems for businesses. This could have a negative effect on the companies in which the Funds invest, thus hurting the Funds' investment returns.

Northern Trust Corporation has implemented steps to prepare its critical computer systems and processes for Year 2000 processing. It has established a dedicated Year 2000 Project Team whose members have significant systems development and maintenance experience. Northern Trust Corporation's Year 2000 project includes a comprehensive testing plan of its critical systems. Northern Trust Corporation has advised Northern Funds that it has substantially completed work on its critical systems and that testing with outside parties will be conducted during 1999.

Northern Trust Corporation also will have a program to monitor and assess the efforts of other parties, such as other service providers to the Fund. However, it cannot control the success of those other parties' efforts. Contingency plans are being established to provide Northern Trust Corporation with alternatives in case these entities experience significant Year 2000 difficulties that impact Northern Trust Corporation.

Furthermore, even if the actions taken by Northern Trust Corporation are successful, the normal operations of the Funds may, in any event, be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of Year 2000 problems.

Efforts in foreign countries to remediate potential Year 2000 problems are not as extensive as those in the United States. As a result, the operations of foreign markets, foreign issuers and foreign governments may be disrupted by the Year 2000 problem and the investment portfolio of a Fund may be adversely affected.

                                                   Risks, Securities, Techniques
                                                       and Financial Information




                        RISKS, SECURITIES AND TECHNIQUES

ADDITIONAL INFORMATION ON FUND STRATEGIES, RISKS,
SECURITIES AND TECHNIQUES

This section takes a closer look at some of the Funds' principal investment strategies and related risks. It also explores the various investment securities and techniques that the investment management team may use. The Funds may invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. You should note that a Fund's investment objective may be changed by Northern Funds' Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in a Fund having an investment objective different from the objective which the shareholder considered appropriate at the time of investment in the Fund.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT
STRATEGIES AND RELATED RISKS

CALIFORNIA MUNICIPAL INSTRUMENTS. The investments of the California Municipal Money Market Fund in California municipal instruments raise special considerations. Payment of the interest on and the principal of these instruments is dependent upon the continuing ability of issuers of California municipal instruments to meet their obligations.

     INVESTMENT STRATEGY. Under normal market conditions, at least 65% of the value of the California Municipal Money Market Fund's total assets will be invested in California municipal instruments. Consequently, the Fund is more susceptible to factors adversely affecting issuers of California municipal instruments, and may be riskier than comparable funds that do not emphasize these issuers to this degree.

     SPECIAL RISKS. The California Municipal Money Market Fund's investments will be affected by political and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and political subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has been returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and education districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal instruments. Also, the ultimate fiscal effect of Federally-mandated reform of welfare programs on the State and its local governments is still to be resolved. These factors, among others (including the outcome of related pending litigation), could reduce the credit standing of certain issuers of California municipal instruments.

     In addition to the risk of nonpayment of California municipal instruments, if these obligations decline in quality and are downgraded by a Nationally Recognized Statistical Rating Organization, they may become ineligible for purchase by the Fund. Since there are large numbers of buyers of these instruments, the supply of California municipal instruments that are eligible for purchase by the California Municipal Money Market Fund could become inadequate at certain times.

A more detailed description of special factors affecting investments in California municipal instruments is provided in the Statement of Additional Information.

FOREIGN INVESTMENTS. The Money Market Fund may invest in the U.S.
dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, foreign commercial banks and foreign branches of U.S. banks. It may also invest in U.S. dollar-denominated commercial paper and other obligations of foreign issuers.

                                                   Risks, Securities, Techniques
                                                       and Financial Information




     INVESTMENT STRATEGY. Investments by the Money Market Fund in foreign issuer obligations will not exceed 50% of the Fund's total assets measured at the time of purchase.

     SPECIAL RISKS. Foreign securities involve special risks and costs. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

     Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.


ADDITIONAL DESCRIPTIONS OF SECURITIES AND
COMMON INVESTMENT TECHNIQUES

ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     INVESTMENT STRATEGY. The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may purchase securities that are secured or backed by mortgages and that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The other Funds may purchase these and other types of asset-backed securities. Asset-backed securities purchased by the Funds must meet the quality restrictions imposed by the SEC.

     SPECIAL RISKS. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

                                                   Risks, Securities, Techniques
                                                       and Financial Information




     INVESTMENT STRATEGY. Each Fund may borrow in amounts not exceeding one-third of its total assets (including the amount borrowed). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. The Money Market and U.S. Government Money Market Funds may utilize reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. A Fund's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.

     SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Funds decline in value while these transactions are outstanding, the net asset value of the Funds' outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Custodial receipts are participations in trusts that hold U.S. Treasury securities and are sold under names such as TIGRs and CATS. Like other stripped obligations, they entitle the holder to future interest or principal payments on the U.S. Treasury securities.

     INVESTMENT STRATEGY. To the extent consistent with their respective investment objectives, the Funds, other than the U.S. Government Select Money Market Fund, may invest a portion of their total assets in custodial receipts. Investments by the U.S. Government Money Market Fund in custodial receipts will not exceed 35% of the value of the Fund's total assets.

     SPECIAL RISKS. Like other stripped obligations, custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

DERIVATIVES. The Funds may purchase certain "derivative" instruments. A derivative is a financial instrument whose value is derived from---or based upon---the performance of underlying assets, interest rates or indices. Derivatives include structured debt obligations such as collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments.

     INVESTMENT STRATEGY. A Fund will invest in derivatives only if the potential risks and rewards are consistent with the Fund's objective, strategies and overall risk profile.

     SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund's derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that a Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been recently developed and have not been tested over complete market cycles. For these reasons, a Fund may suffer a loss whether or not the analysis of the investment management team is accurate.

ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below) and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                                                   Risks, Securities, Techniques
                                                       and Financial Information




     INVESTMENT STRATEGY. Each Fund may invest up to 10% of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by Northern Funds' Board of Trustees, that an adequate trading market exists.

     SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INSURANCE FUNDING AGREEMENTS. An insurance funding agreement ("IFA") is an agreement that requires a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set time period.

     INVESTMENT STRATEGY. The Money Market Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Adviser.

     SPECIAL RISKS. IFAs are not insured by a government agency--they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs does not currently exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.

INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds.

     INVESTMENT STRATEGY. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

     SPECIAL RISKS. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

Municipal instruments include both "general" and "revenue" bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds are also payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed. Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

Municipal instruments also include "moral obligation" bonds, municipal leases, certificates of participation and custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee.

                                                   Risks, Securities, Techniques
                                                       and Financial Information




Each of the Municipal Funds and the Tax-Exempt Money Market Fund may acquire "stand-by commitments" relating to the municipal instruments it holds. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified municipal instruments at a specified price. A stand-by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. The Funds will acquire stand-by commitments to facilitate portfolio liquidity and do not intend to exercise their rights for trading purposes.

     INVESTMENT STRATEGY. Although it is not their current policy to do so on a regular basis, in connection with their investments in municipal instruments, the Municipal Funds and the Tax-Exempt Money Market Fund may invest more than 25% of their total assets in municipal instruments the interest upon which is paid solely from revenues of similar projects. However, these Funds do not intend to invest more than 25% of the value of their total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues to be paid are in the same industry.

     The California Municipal Money Market Fund expects to invest principally in California municipal instruments. The Municipal Money Market Fund and Tax-Exempt Money Market Fund may also invest more than 25% of the value of their respective total assets in municipal instruments whose issuers are in the same state.

     Funds in addition to the Municipal Funds and the Tax-Exempt Money Market Fund may invest from time to time in municipal instruments or other securities issued by state and local governmental bodies. Generally, this will occur when the yield of municipal instruments, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid by the Funds other than the Municipal Funds and Tax-Exempt Money Market Fund on such investments will be taxable to shareholders.

     SPECIAL RISKS. Municipal instruments purchased by the Municipal Funds and the Tax-Exempt Money Market Fund may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign (as well as domestic) banks, insurance companies and other financial institutions. If the credit quality of these institutions declines, a Fund could suffer a loss to the extent that the Fund is relying upon this credit support. Risks relating to foreign banks, insurance companies and financial institutions are described on page 34 under "Foreign Investments."

     In addition, when a substantial portion of a Fund's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

     INVESTMENT STRATEGY. Each Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after a Fund acquires the securities.

     SPECIAL RISKS. In the event of a default, a Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is unenforceable.

SECURITIES LENDING. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, brokers-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 100% of the value of the securities loaned.

                                                   Risks, Securities, Techniques
                                                       and Financial Information




     INVESTMENT STRATEGY. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-quality debt obligations.

     SPECIAL RISKS. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

STRIPPED OBLIGATIONS. These securities are issued by the U.S. government (or agency or instrumentality), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

     INVESTMENT STRATEGY. To the extent consistent with their respective investment objectives, the Funds may purchase stripped securities.

     SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in prepayments could depress the price of certain stripped securities and adversely affect a Fund's total return.

UNITED STATES GOVERNMENT OBLIGATIONS. These include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. These also include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

     INVESTMENT STRATEGY. To the extent consistent with its investment objective, each Fund may invest in a variety of U.S. Treasury obligations and also may invest in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

     SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. Still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes and long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where a Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

     INVESTMENT STRATEGY. Each Fund may invest in rated and unrated variable and floating rate instruments to the extent consistent with its investment objective. Unrated instruments may be purchased by a Fund if they are determined by the Investment Adviser to be of comparable quality to rated instruments eligible for purchase by the Fund.

                                                   Risks, Securities, Techniques
                                                       and Financial Information




     SPECIAL RISKS. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

     INVESTMENT STRATEGY. Each Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Funds would generally purchase securities in these transactions with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

     SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they are actually issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

Northern Trust is sometimes referred to as "The Northern Trust Bank" in advertisements and other sales literature.

                              FINANCIAL INFORMATION

The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the Funds' annual report along with the Funds' financial statements. The annual report is available upon request and without charge.

FINANCIAL HIGHLIGHTS
MONEY MARKET FUNDS

                                                              MONEY MARKET
                                                                  FUND
                               ---------------------------------------------------------------------------
                                  YEAR            YEAR            YEAR            YEAR           YEAR
                                  ENDED           ENDED           ENDED           ENDED          ENDED
                                MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,
                                  1999            1998            1997            1996          1995(1)
----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
   BEGINNING OF YEAR ......

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income ...............          0.05            0.05            0.05            0.05            0.04
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment
     income ...............         (0.05)          (0.05)          (0.05)          (0.05)          (0.04)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR .............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3) ...........          5.04%           5.31%           5.05%           5.57%           4.55%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, in thousands,
   end of year ............    $4,886,098      $3,296,030      $1,607,187      $1,061,813      $  894,279
Ratio to average net assets
   of:(4)
Expenses, net of
   waivers and
   reimbursements .........          0.55%           0.55%           0.55%           0.49%           0.45%
Expenses, before
   waivers and
   reimbursements .........          0.89%           0.90%           0.90%           0.91%           0.96%
Net investment income,
   net of waivers and
   reimbursements .........          4.91%           5.19%           4.94%           5.42%           4.94%
Net investment income,
   before waivers and
   reimbursements .........          4.57%           4.84%           4.59%           5.00%           4.43%
----------------------------------------------------------------------------------------------------------
                                                              U.S. GOVERNMENT
                                                               MONEY MARKET
                                                                   FUND
                               ---------------------------------------------------------------------------
                                  YEAR            YEAR            YEAR            YEAR           YEAR
                                  ENDED           ENDED           ENDED           ENDED          ENDED
                                MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,
                                  1999            1998            1997            1996          1995(1)
----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ......    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income ...............          0.05            0.05            0.05            0.05            0.04
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment
     income ...............         (0.05)          (0.05)          (0.05)          (0.05)          (0.04)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR .............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3) ...........          4.94%           5.22%           4.93%           5.46%           4.47%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, in thousands,
   end of year ............    $  469,866      $  417,042      $  314,259      $  207,105      $  227,543
Ratio to average net assets
   of:(4)
Expenses, net of
   waivers and
   reimbursements .........          0.55%           0.55%           0.55%           0.49%           0.45%
Expenses, before
   waivers and
   reimbursements .........          0.91%           0.93%           0.96%           0.94%           1.01%
Net investment income,
   net of waivers and
   reimbursements .........          4.82%           5.10%           4.82%           5.33%           4.93%
Net investment income,
   before waivers and
   reimbursements .........          4.46%           4.72%           4.41%           4.88%           4.37%
----------------------------------------------------------------------------------------------------------
                                                             U.S. GOVERNMENT
                                                           SELECT MONEY MARKET
                                                                  FUND
                               ---------------------------------------------------------------------------
                                  YEAR            YEAR            YEAR            YEAR           YEAR
                                  ENDED           ENDED           ENDED           ENDED          ENDED
                                MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,
                                  1999            1998            1997            1996          1995(2)
----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ......    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income ...............          0.05            0.05            0.05            0.05            0.02
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment
     income ...............         (0.05)          (0.05)          (0.05)          (0.05)          (0.02)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR .............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3) ...........          4.87%           5.24%           5.07%           5.55%           1.75%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, in thousands,
   end of year ............    $  416,527      $  306,425      $  168,128      $   85,400      $   82,162
Ratio to average net assets
   of:(4)
Expenses, net of
   waivers and
   reimbursements .........          0.55%           0.46%           0.40%           0.33%           0.30%
Expenses, before
   waivers and
   reimbursements .........          0.91%           0.93%           0.97%           1.00%           1.32%
Net investment income,
   net of waivers and
   reimbursements .........          4.73%           5.13%           4.95%           5.43%           5.84%
Net investment income,
   before waivers and
   reimbursements .........          4.37%           4.66%           4.38%           4.76%           4.82%
----------------------------------------------------------------------------------------------------------

(1) For the period April 11, 1994 (commencement of operations) through March 31, 1995.

(2) For the period December 12, 1994 (commencement of operations) through March 31, 1995.

(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(4)  Annualized for periods less than a full year.

MONEY MARKET FUNDS

                                                               MUNICIPAL
                                                              MONEY MARKET
                                                                  FUND
                               ---------------------------------------------------------------------------
                                  YEAR            YEAR            YEAR            YEAR           YEAR
                                  ENDED           ENDED           ENDED           ENDED          ENDED
                                MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,
                                  1999            1998            1997            1996          1995(1)
----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ......    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     Income ...............          0.03            0.03            0.03            0.03            0.03
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment
     Income ...............         (0.03)          (0.03)          (0.03)          (0.03)          (0.03)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR .............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3) ...........          2.98%           3.27%           3.14%           3.54%           2.90%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, in thousands,
   end of year ............    $2,384,030      $1,814,343      $1,420,041      $1,102,789      $  927,747
Ratio to average net assets
   of:(4)
Expenses, net of waivers
   and reimbursements .....          0.55%           0.55%           0.55%           0.49%           0.45%
Expenses, before waivers
   and reimbursements .....          0.89%           0.89%           0.90%           0.91%           0.95%
Net investment income,
   net of waivers and
   reimbursements .........          2.90%           3.20%           3.08%           3.46%           3.10%
Net investment income,
   before waivers and
   reimbursements .........          2.56%           2.86%           2.73%           3.04%           2.60%
----------------------------------------------------------------------------------------------------------
                                                               CALIFORNIA
                                                               MUNICIPAL
                                                              MONEY MARKET
                                                                  FUND
                               ---------------------------------------------------------------------------
                                  YEAR            YEAR            YEAR            YEAR           YEAR
                                  ENDED           ENDED           ENDED           ENDED          ENDED
                                MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,
                                  1999            1998            1997            1996          1995(2)
----------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ......    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     Income ...............          0.03            0.03            0.03            0.04            0.01
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment
     Income ...............         (0.03)          (0.03)          (0.03)          (0.04)          (0.01)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR .............    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(3) ...........          2.75%           3.20%           3.19%           3.63%           1.27%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, in thousands,
   end of year ............    $  363,050      $  224,843      $  200,989      $  165,087      $  161,316
Ratio to average net assets
   of:(4)
Expenses, net of waivers
   and reimbursements .....          0.55%           0.49%           0.45%           0.39%           0.35%
Expenses, before waivers
   and reimbursements .....          0.91%           0.94%           0.94%           0.94%           1.07%
Net investment income,
   net of waivers and
   reimbursements .........          2.68%           3.14%           3.13%           3.55%           3.78%
Net investment income,
   before waivers and
   reimbursements .........          2.32%           2.69%           2.64%           3.00%           3.06%
----------------------------------------------------------------------------------------------------------

(1) For the period April 11, 1994 (commencement of operations) through March 31, 1995.

(2) For the period November 29, 1994 (commencement of operations) through March 31, 1995.

(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(4)  Annualized for periods less than a full year.

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORT

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Funds and their policies is also available in the Funds' Statement of Additional Information ("SAI"). The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds' annual and semiannual reports, and the SAI, are available free upon request by calling The Northern Funds Center at 1-800-595-9111.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

BY TELEPHONE - Call 1-800-595-9111

BY MAIL - Northern Funds
          P.O. Box  75986
          Chicago, IL  60690-6319

ON THE INTERNET - Text-only versions of the Funds' documents are available:

     o    On the SEC's website at http://www.sec.gov.

     o    On Northern Funds' website at http://www.northernfunds.com.

You may review and obtain copies of Northern Funds' documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Northern Funds' documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.

                                     [LOGO]

811-8236